Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Bank of America, N.A., BofA Securities, Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company and Goldman Sachs Bank USA, ., J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2022-CSMO, Commercial Mortgage Pass-Through Certificates, Series 2022-CSMO securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of June 9, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 13, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-CSMO Accounting Tape Final.xlsx (provided on May 13, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

●	The phrase “Loan Agreement” refers to a draft loan agreement.

●	The phrase “Master Lease” refers to a draft master lease agreement.

●	The phrase “Seismic Report” refers to a draft or signed seismic report.

●	The phrase “Title Policy” refers to a draft or signed proforma title policy.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 19, 2022 through May 13, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 13, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	County	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Appraisal Report	None
11	Submarket	Appraisal Report	None
12	Built	Appraisal Report	None
13	Renovated	Appraisal Report	None
14	Rooms	Appraisal Report	None
15	Occupancy (%)	Underwriting File	None
16	Occupancy Date	Underwriting File	None
17	Unit of Measure	Appraisal Report	None
18	Ownership Interest	Title Policy	None
19	Mortgage Loan Original Amount ($)	Loan Agreement	$1.00
20	Mortgage Loan Cut-off Date Amount ($)	Loan Agreement	$1.00
21	Mortgage Loan Maturity Balance ($)	Loan Agreement	$1.00
22	Mortgage Loan Cut-off Date Amount per Room ($)	Recalculation	None
23	Origination Date	Loan Agreement	None
24	Cut-off Date	None - Company Provided	None
25	Interest Accrual Period	Loan Agreement	None
26	Assumed One-month Term SOFR	None - Company Provided	None
27	Mortgage Spread	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
28	Term SOFR Cap	Interest Rate Cap Term Sheet	None
29	Term SOFR Lookback days	Loan Agreement	None
30	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
31	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
32	Mortgage Loan Monthly Debt Service Payment ($)	Recalculation	None
33	Mortgage Loan Annual Debt Service Payment ($)	Recalculation	None
34	Mortgage Loan Monthly Debt Service Payment at SOFR Cap ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment at SOFR Cap ($)	Recalculation	None
36	Amort Type	Loan Agreement	None
37	Grace Period	Loan Agreement	None
38	First Loan Payment Date	Loan Agreement	None
39	Seasoning	Recalculation	None
40	Original Balloon Term (Months)	Recalculation	None
41	Original Amort Term (Months)	Loan Agreement	None
42	IO Period	Recalculation	None
43	Remaining IO Term (Months)	Recalculation	None
44	Remaining Term to Maturity (Months)	Recalculation	None
45	Initial Maturity Date	Loan Agreement	None
46	Extensions	Loan Agreement	None
47	Fully Extended Maturity Date	Loan Agreement	None
48	Lockbox Type	Loan Agreement	None
49	Cash Management	Loan Agreement	None
50	Cash Management Triggers	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
51	Administrative Fee Rate (%)	Fee Schedule	None
52	Prepayment String	Loan Agreement	None
53	Borrower Name	Loan Agreement	None
54	Borrower Entity Type	Loan Agreement	None
55	Carveout Guarantors	Loan Agreement	None
56	Partial Release	Loan Agreement	None
57	Partial Release Description	Loan Agreement	None
58	Future Debt Permitted?	Loan Agreement	None
59	Future Debt Description	Loan Agreement	None
60	Master Lease Initial Maturity Date	Master Lease	None
61	Master Lease Extension Options	Master Lease	None
62	Master Lease Annual Base Rent	Master Lease	None
63	Master Lease Rent Adjustments	Master Lease	None
64	2015 EBITDAR to Master Lease Rent Coverage	Recalculation	None
65	2016 EBITDAR to Master Lease Rent Coverage	Recalculation	None
66	2017 EBITDAR to Master Lease Rent Coverage	Recalculation	None
67	2018 EBITDAR to Master Lease Rent Coverage	Recalculation	None
68	2019 EBITDAR to Master Lease Rent Coverage	Recalculation	None
69	2020 EBITDAR to Master Lease Rent Coverage	Recalculation	None
70	2021 EBITDAR to Master Lease Rent Coverage	Recalculation	None
71	April 2022 TTM EBITDAR to Master Lease Rent Coverage	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
72	UW EBITDAR to Master Lease Rent Coverage	Recalculation	None
73	Master Lease Debt Yield	Recalculation	None
74	Master Lease DSCR	Recalculation	None
75	Master Lease DSCR at SOFR Cap	Recalculation	None
76	Mortgage Loan Cut-off Date LTV (PropCo Appraised Value)	Recalculation	None
77	Mortgage Loan Maturity Date LTV (PropCo Appraised Value)	Recalculation	None
78	Mortgage Loan Cut-off Date LTV (WholeCo Appraised Value)	Recalculation	None
79	Mortgage Loan Maturity Date LTV (WholeCo Appraised Value)	Recalculation	None
80	WholeCo UW EBITDAR DSCR	Recalculation	None
81	WholeCo UW EBITDAR DSCR at SOFR Cap	Recalculation	None
82	WholeCo UW NCF DSCR	Recalculation	None
83	WholeCo UW NCF DSCR at SOFR Cap	Recalculation	None
84	WholeCo UW EBITDAR Debt Yield	Recalculation	None
85	WholeCo UW NCF Debt Yield	Recalculation	None
86	Upfront Tax Escrow ($)	Loan Agreement	None
87	Monthly Tax Escrow ($)	Loan Agreement	None
88	Tax Escrow Springing Conditions	Loan Agreement	None
89	Upfront Insurance Escrow ($)	Loan Agreement	None
90	Monthly Insurance Escrow ($)	Loan Agreement	None
91	Insurance Escrow Springing Conditions	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
92	Upfront Immediate Repairs Reserve ($)	Loan Agreement	None
93	Upfront CapEx Reserve ($)	Loan Agreement	None
94	Monthly CapEx Reserve ($)	Loan Agreement	None
95	CapEx Reserve Springing Conditions	Loan Agreement	None
96	CapEx Escrow Cap ($)	Loan Agreement	None
97	Upfront TI/LC Reserve ($)	Loan Agreement	None
98	Monthly TI/LC Reserve ($)	Loan Agreement	None
99	TI/LC Reserve Springing Conditions	Loan Agreement	None
100	TI/LC Reserve Cap ($)	Loan Agreement	None
101	Upfront Other Reserve	Loan Agreement	None
102	Ongoing Other Reserve	Loan Agreement	None
103	Other Reserve Description	Loan Agreement	None
104	Ongoing Other Reserve Springing Conditions	Loan Agreement	None
105	Appraisal Report Provider	Appraisal Report	None
106	PropCo As-Is Appraised Value	Appraisal Report	None
107	PropCo As-Is Appraised Value per Room	Recalculation	None
108	PropCo As-Is Appraised Value Date	Appraisal Report	None
109	WholeCo Appraised Value (Fee Simple)	Appraisal Report	None
110	WholeCo Appraised Value (Fee Simple) per Room	Recalculation	None
111	WholeCo Appraised Value (Fee Simple) Date	Appraisal Report	None
112	Land Value	Appraisal Report	None
113	Land Value Date	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
114	Engineering Report Provider	Engineering Report	None
115	Engineering Report Date	Engineering Report	None
116	Environmental Report Provider	Environmental Report	None
117	Environmental Report Date	Environmental Report	None
118	Phase II Required	Environmental Report	None
119	ACM O&M Plan	Environmental Report	None
120	Seismic Report Date	Seismic Report	None
121	Seismic Zone	Engineering Report	None
122	PML (SEL)	Seismic Report	None
123	PML (SUL)	Seismic Report	None
124	2015 Available Rooms	Underwriting File	$1.00
125	2016 Available Rooms	Underwriting File	$1.00
126	2017 Available Rooms	Underwriting File	$1.00
127	2018 Available Rooms	Underwriting File	$1.00
128	2019 Available Rooms	Underwriting File	$1.00
129	2020 Available Rooms	Underwriting File	$1.00
130	2021 Available Rooms	Underwriting File	$1.00
131	Apr-22 TTM Available Rooms	Underwriting File	$1.00
132	UW Available Rooms	Underwriting File	$1.00
133	2015 Occupied Rooms	Underwriting File	$1.00
134	2016 Occupied Rooms	Underwriting File	$1.00
135	2017 Occupied Rooms	Underwriting File	$1.00
136	2018 Occupied Rooms	Underwriting File	$1.00
137	2019 Occupied Rooms	Underwriting File	$1.00
138	2020 Occupied Rooms	Underwriting File	$1.00
139	2021 Occupied Rooms	Underwriting File	$1.00
140	Apr-22 TTM Occupied Rooms	Underwriting File	$1.00
141	UW Occupied Rooms	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
142	2015 Occupancy	Underwriting File	$1.00
143	2016 Occupancy	Underwriting File	$1.00
144	2017 Occupancy	Underwriting File	$1.00
145	2018 Occupancy	Underwriting File	$1.00
146	2019 Occupancy	Underwriting File	$1.00
147	2020 Occupancy	Underwriting File	$1.00
148	2021 Occupancy	Underwriting File	$1.00
149	Apr-22 TTM Occupancy	Underwriting File	$1.00
150	UW Occupancy	Underwriting File	$1.00
151	2015 ADR ($)	Underwriting File	$1.00
152	2016 ADR ($)	Underwriting File	$1.00
153	2017 ADR ($)	Underwriting File	$1.00
154	2018 ADR ($)	Underwriting File	$1.00
155	2019 ADR ($)	Underwriting File	$1.00
156	2020 ADR ($)	Underwriting File	$1.00
157	2021 ADR ($)	Underwriting File	$1.00
158	Apr-22 TTM ADR ($)	Underwriting File	$1.00
159	UW ADR ($)	Underwriting File	$1.00
160	2015 RevPAR ($)	Underwriting File	$1.00
161	2016 RevPAR ($)	Underwriting File	$1.00
162	2017 RevPAR ($)	Underwriting File	$1.00
163	2018 RevPAR ($)	Underwriting File	$1.00
164	2019 RevPAR ($)	Underwriting File	$1.00
165	2020 RevPAR ($)	Underwriting File	$1.00
166	2021 RevPAR ($)	Underwriting File	$1.00
167	Apr-22 TTM RevPAR ($)	Underwriting File	$1.00
168	UW RevPAR ($)	Underwriting File	$1.00
169	2015 Hotel Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
170	2016 Hotel Revenue ($)	Underwriting File	$1.00
171	2017 Hotel Revenue ($)	Underwriting File	$1.00
172	2018 Hotel Revenue ($)	Underwriting File	$1.00
173	2019 Hotel Revenue ($)	Underwriting File	$1.00
174	2020 Hotel Revenue ($)	Underwriting File	$1.00
175	2021 Hotel Revenue ($)	Underwriting File	$1.00
176	Apr-22 TTM Hotel Revenue ($)	Underwriting File	$1.00
177	UW Hotel Revenue ($)	Underwriting File	$1.00
178	2015 Casino Revenue ($)	Underwriting File	$1.00
179	2016 Casino Revenue ($)	Underwriting File	$1.00
180	2017 Casino Revenue ($)	Underwriting File	$1.00
181	2018 Casino Revenue ($)	Underwriting File	$1.00
182	2019 Casino Revenue ($)	Underwriting File	$1.00
183	2020 Casino Revenue ($)	Underwriting File	$1.00
184	2021 Casino Revenue ($)	Underwriting File	$1.00
185	Apr-22 TTM Casino Revenue ($)	Underwriting File	$1.00
186	UW Casino Revenue ($)	Underwriting File	$1.00
187	2015 F&B Revenue ($)	Underwriting File	$1.00
188	2016 F&B Revenue ($)	Underwriting File	$1.00
189	2017 F&B Revenue ($)	Underwriting File	$1.00
190	2018 F&B Revenue ($)	Underwriting File	$1.00
191	2019 F&B Revenue ($)	Underwriting File	$1.00
192	2020 F&B Revenue ($)	Underwriting File	$1.00
193	2021 F&B Revenue ($)	Underwriting File	$1.00
194	Apr-22 TTM F&B Revenue ($)	Underwriting File	$1.00
195	UW F&B Revenue ($)	Underwriting File	$1.00
196	2015 Other Revenue ($)	Underwriting File	$1.00
197	2016 Other Revenue ($)	Underwriting File	$1.00
198	2017 Other Revenue ($)	Underwriting File	$1.00
199	2018 Other Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
200	2019 Other Revenue ($)	Underwriting File	$1.00
201	2020 Other Revenue ($)	Underwriting File	$1.00
202	2021 Other Revenue ($)	Underwriting File	$1.00
203	Apr-22 TTM Other Revenue ($)	Underwriting File	$1.00
204	UW Other Revenue ($)	Underwriting File	$1.00
205	2015 Total Revenue ($)	Underwriting File	$1.00
206	2016 Total Revenue ($)	Underwriting File	$1.00
207	2017 Total Revenue ($)	Underwriting File	$1.00
208	2018 Total Revenue ($)	Underwriting File	$1.00
209	2019 Total Revenue ($)	Underwriting File	$1.00
210	2020 Total Revenue ($)	Underwriting File	$1.00
211	2021 Total Revenue ($)	Underwriting File	$1.00
212	Apr-22 TTM Total Revenue ($)	Underwriting File	$1.00
213	UW Total Revenue ($)	Underwriting File	$1.00
214	2015 Hotel Expense ($)	Underwriting File	$1.00
215	2016 Hotel Expense ($)	Underwriting File	$1.00
216	2017 Hotel Expense ($)	Underwriting File	$1.00
217	2018 Hotel Expense ($)	Underwriting File	$1.00
218	2019 Hotel Expense ($)	Underwriting File	$1.00
219	2020 Hotel Expense ($)	Underwriting File	$1.00
220	2021 Hotel Expense ($)	Underwriting File	$1.00
221	Apr-22 TTM Hotel Expense ($)	Underwriting File	$1.00
222	UW Hotel Expense ($)	Underwriting File	$1.00
223	2015 Casino Expense ($)	Underwriting File	$1.00
224	2016 Casino Expense ($)	Underwriting File	$1.00
225	2017 Casino Expense ($)	Underwriting File	$1.00
226	2018 Casino Expense ($)	Underwriting File	$1.00
227	2019 Casino Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
228	2020 Casino Expense ($)	Underwriting File	$1.00
229	2021 Casino Expense ($)	Underwriting File	$1.00
230	Apr-22 TTM Casino Expense ($)	Underwriting File	$1.00
231	UW Casino Expense ($)	Underwriting File	$1.00
232	2015 F&B Expense ($)	Underwriting File	$1.00
233	2016 F&B Expense ($)	Underwriting File	$1.00
234	2017 F&B Expense ($)	Underwriting File	$1.00
235	2018 F&B Expense ($)	Underwriting File	$1.00
236	2019 F&B Expense ($)	Underwriting File	$1.00
237	2020 F&B Expense ($)	Underwriting File	$1.00
238	2021 F&B Expense ($)	Underwriting File	$1.00
239	Apr-22 TTM F&B Expense ($)	Underwriting File	$1.00
240	UW F&B Expense ($)	Underwriting File	$1.00
241	2015 Other Expense ($)	Underwriting File	$1.00
242	2016 Other Expense ($)	Underwriting File	$1.00
243	2017 Other Expense ($)	Underwriting File	$1.00
244	2018 Other Expense ($)	Underwriting File	$1.00
245	2019 Other Expense ($)	Underwriting File	$1.00
246	2020 Other Expense ($)	Underwriting File	$1.00
247	2021 Other Expense ($)	Underwriting File	$1.00
248	Apr-22 TTM Other Expense ($)	Underwriting File	$1.00
249	UW Other Expense ($)	Underwriting File	$1.00
250	2015 Total Departmental Expenses ($)	Underwriting File	$1.00
251	2016 Total Departmental Expenses ($)	Underwriting File	$1.00
252	2017 Total Departmental Expenses ($)	Underwriting File	$1.00
253	2018 Total Departmental Expenses ($)	Underwriting File	$1.00
254	2019 Total Departmental Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
255	2020 Total Departmental Expenses ($)	Underwriting File	$1.00
256	2021 Total Departmental Expenses ($)	Underwriting File	$1.00
257	Apr-22 TTM Total Departmental Expenses ($)	Underwriting File	$1.00
258	UW Total Departmental Expenses ($)	Underwriting File	$1.00
259	2015 Total Departmental Profit ($)	Underwriting File	$1.00
260	2016 Total Departmental Profit ($)	Underwriting File	$1.00
261	2017 Total Departmental Profit ($)	Underwriting File	$1.00
262	2018 Total Departmental Profit ($)	Underwriting File	$1.00
263	2019 Total Departmental Profit ($)	Underwriting File	$1.00
264	2020 Total Departmental Profit ($)	Underwriting File	$1.00
265	2021 Total Departmental Profit ($)	Underwriting File	$1.00
266	Apr-22 TTM Total Departmental Profit ($)	Underwriting File	$1.00
267	UW Total Departmental Profit ($)	Underwriting File	$1.00
268	2015 General & Administrative ($)	Underwriting File	$1.00
269	2016 General & Administrative ($)	Underwriting File	$1.00
270	2017 General & Administrative ($)	Underwriting File	$1.00
271	2018 General & Administrative ($)	Underwriting File	$1.00
272	2019 General & Administrative ($)	Underwriting File	$1.00
273	2020 General & Administrative ($)	Underwriting File	$1.00
274	2021 General & Administrative ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
275	Apr-22 TTM General & Administrative ($)	Underwriting File	$1.00
276	UW General & Administrative ($)	Underwriting File	$1.00
277	2015 Sales & Catering ($)	Underwriting File	$1.00
278	2016 Sales & Catering ($)	Underwriting File	$1.00
279	2017 Sales & Catering ($)	Underwriting File	$1.00
280	2018 Sales & Catering ($)	Underwriting File	$1.00
281	2019 Sales & Catering ($)	Underwriting File	$1.00
282	2020 Sales & Catering ($)	Underwriting File	$1.00
283	2021 Sales & Catering ($)	Underwriting File	$1.00
284	Apr-22 TTM Sales & Catering ($)	Underwriting File	$1.00
285	UW Sales & Catering ($)	Underwriting File	$1.00
286	2015 Marketing & Advertising ($)	Underwriting File	$1.00
287	2016 Marketing & Advertising ($)	Underwriting File	$1.00
288	2017 Marketing & Advertising ($)	Underwriting File	$1.00
289	2018 Marketing & Advertising ($)	Underwriting File	$1.00
290	2019 Marketing & Advertising ($)	Underwriting File	$1.00
291	2020 Marketing & Advertising ($)	Underwriting File	$1.00
292	2021 Marketing & Advertising ($)	Underwriting File	$1.00
293	Apr-22 TTM Marketing & Advertising ($)	Underwriting File	$1.00
294	UW Marketing & Advertising ($)	Underwriting File	$1.00
295	2015 Total Undistributed Expenses ($)	Underwriting File	$1.00
296	2016 Total Undistributed Expenses ($)	Underwriting File	$1.00
297	2017 Total Undistributed Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
298	2018 Total Undistributed Expenses ($)	Underwriting File	$1.00
299	2019 Total Undistributed Expenses ($)	Underwriting File	$1.00
300	2020 Total Undistributed Expenses ($)	Underwriting File	$1.00
301	2021 Total Undistributed Expenses ($)	Underwriting File	$1.00
302	Apr-22 TTM Total Undistributed Expenses ($)	Underwriting File	$1.00
303	UW Total Undistributed Expenses ($)	Underwriting File	$1.00
304	2015 Management Fee ($)	Underwriting File	$1.00
305	2016 Management Fee ($)	Underwriting File	$1.00
306	2017 Management Fee ($)	Underwriting File	$1.00
307	2018 Management Fee ($)	Underwriting File	$1.00
308	2019 Management Fee ($)	Underwriting File	$1.00
309	2020 Management Fee ($)	Underwriting File	$1.00
310	2021 Management Fee ($)	Underwriting File	$1.00
311	Apr-22 TTM Management Fee ($)	Underwriting File	$1.00
312	UW Management Fee ($)	Underwriting File	$1.00
313	2015 Income Before Fixed Charges ($)	Underwriting File	$1.00
314	2016 Income Before Fixed Charges ($)	Underwriting File	$1.00
315	2017 Income Before Fixed Charges ($)	Underwriting File	$1.00
316	2018 Income Before Fixed Charges ($)	Underwriting File	$1.00
317	2019 Income Before Fixed Charges ($)	Underwriting File	$1.00
318	2020 Income Before Fixed Charges ($)	Underwriting File	$1.00
319	2021 Income Before Fixed Charges ($)	Underwriting File	$1.00
320	Apr-22 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
321	UW Income Before Fixed Charges ($)	Underwriting File	$1.00
322	2015 Property Taxes ($)	Underwriting File	$1.00
323	2016 Property Taxes ($)	Underwriting File	$1.00
324	2017 Property Taxes ($)	Underwriting File	$1.00
325	2018 Property Taxes ($)	Underwriting File	$1.00
326	2019 Property Taxes ($)	Underwriting File	$1.00
327	2020 Property Taxes ($)	Underwriting File	$1.00
328	2021 Property Taxes ($)	Underwriting File	$1.00
329	April 2022 TTM Property Taxes ($)	Underwriting File	$1.00
330	UW Property Taxes ($)	Underwriting File	$1.00
331	2015 Insurance ($)	Underwriting File	$1.00
332	2016 Insurance ($)	Underwriting File	$1.00
333	2017 Insurance ($)	Underwriting File	$1.00
334	2018 Insurance ($)	Underwriting File	$1.00
335	2019 Insurance ($)	Underwriting File	$1.00
336	2020 Insurance ($)	Underwriting File	$1.00
337	2021 Insurance ($)	Underwriting File	$1.00
338	April 2022 TTM Insurance ($)	Underwriting File	$1.00
339	UW Insurance ($)	Underwriting File	$1.00
340	2015 Other Fixed Expenses ($)	Underwriting File	$1.00
341	2016 Other Fixed Expenses ($)	Underwriting File	$1.00
342	2017 Other Fixed Expenses ($)	Underwriting File	$1.00
343	2018 Other Fixed Expenses ($)	Underwriting File	$1.00
344	2019 Other Fixed Expenses ($)	Underwriting File	$1.00
345	2020 Other Fixed Expenses ($)	Underwriting File	$1.00
346	2021 Other Fixed Expenses ($)	Underwriting File	$1.00
347	April 2022 TTM Other Fixed Expenses ($)	Underwriting File	$1.00
348	UW Other Fixed Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
349	2015 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
350	2016 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
351	2017 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
352	2018 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
353	2019 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
354	2020 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
355	2021 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
356	Apr-22 TTM Total Fixed & Other Expenses ($)	Underwriting File	$1.00
357	UW Total Fixed & Other Expenses ($)	Underwriting File	$1.00
358	2015 EBITDAR ($)	Underwriting File	$1.00
359	2016 EBITDAR ($)	Underwriting File	$1.00
360	2017 EBITDAR ($)	Underwriting File	$1.00
361	2018 EBITDAR ($)	Underwriting File	$1.00
362	2019 EBITDAR ($)	Underwriting File	$1.00
363	2020 EBITDAR ($)	Underwriting File	$1.00
364	2021 EBITDAR ($)	Underwriting File	$1.00
365	Apr-22 TTM EBITDAR ($)	Underwriting File	$1.00
366	UW EBITDAR ($)	Underwriting File	$1.00
367	2015 FF&E Reserve ($)	Underwriting File	$1.00
368	2016 FF&E Reserve ($)	Underwriting File	$1.00
369	2017 FF&E Reserve ($)	Underwriting File	$1.00
370	2018 FF&E Reserve ($)	Underwriting File	$1.00
371	2019 FF&E Reserve ($)	Underwriting File	$1.00
372	2020 FF&E Reserve ($)	Underwriting File	$1.00
373	2021 FF&E Reserve ($)	Underwriting File	$1.00
374	Apr-22 TTM FF&E Reserve ($)	Underwriting File	$1.00
375	UW FF&E Reserve ($)	Underwriting File	$1.00
376	2015 Net Cash Flow ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

BX 2022-CSMO	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
377	2016 Net Cash Flow ($)	Underwriting File	$1.00
378	2017 Net Cash Flow ($)	Underwriting File	$1.00
379	2018 Net Cash Flow ($)	Underwriting File	$1.00
380	2019 Net Cash Flow ($)	Underwriting File	$1.00
381	2020 Net Cash Flow ($)	Underwriting File	$1.00
382	2021 Net Cash Flow ($)	Underwriting File	$1.00
383	Apr-22 TTM Net Cash Flow ($)	Underwriting File	$1.00
384	UW Net Cash Flow ($)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

BX 2022-CSMO	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Mortgage Loan Cut-off Date Amount per Room ($)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Rooms.
32	Mortgage Loan Monthly Debt Service Payment ($)	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
33	Mortgage Loan Annual Debt Service Payment ($)	Product of (i) Mortgage Loan Cut-Off Date Balance, (ii) the sum of the Assumed One-month Term SOFR and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
34	Mortgage Loan Monthly Debt Service Payment at SOFR Cap ($)	Quotient of (i) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap and (ii) 12.
35	Mortgage Loan Annual Debt Service Payment at SOFR Cap ($)	Product of (i) Mortgage Loan Cut-Off Date Balance, (ii) the sum of the Term SOFR Cap and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
39	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
40	Original Balloon Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Monthly Payment Date through and including (ii) the Initial Maturity Date.
42	IO Period	Set equal to the Original Balloon Term (Months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

BX 2022-CSMO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
43	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
44	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
64	2015 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2015 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
65	2016 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2016 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
66	2017 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2017 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
67	2018 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2018 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
68	2019 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2019 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
69	2020 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2020 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
70	2021 EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW 2021 EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
71	April 2022 TTM EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW April 2022 TTM EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
72	UW EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW EBITDAR ($) and (ii) Master Lease Annual Base Rent ($).
73	Master Lease Debt Yield	Quotient of (i) Master Lease Annual Base Rent ($) and (ii) Mortgage Loan Cut-off Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

BX 2022-CSMO	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Master Lease DSCR	Quotient of (i) Master Lease Annual Base Rent ($) and (ii) Mortgage Loan Annual Debt Service Payment.
75	Master Lease DSCR at SOFR Cap	Quotient of (i) Master Lease Annual Base Rent ($) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
76	Mortgage Loan Cut-off Date LTV (PropCo Appraised Value)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) PropCo As-Is Appraised Value ($).
77	Mortgage Loan Maturity Date LTV (PropCo Appraised Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) PropCo Appraised Value ($).
78	Mortgage Loan Cut-off Date LTV (WholeCo Appraised Value)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) WholeCo Appraised Value ($).
79	Mortgage Loan Maturity Date LTV (WholeCo Appraised Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) WholeCo Appraised Value ($).
80	WholeCo UW EBITDAR DSCR	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Annual Debt Service Payment.
81	WholeCo UW EBITDAR DSCR at SOFR Cap	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
82	WholeCo UW NCF DSCR	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment.
83	WholeCo UW NCF DSCR at SOFR Cap	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
84	WholeCo UW EBITDAR Debt Yield	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Cut-off Date Balance.
85	WholeCo UW NCF Debt Yield	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance.
107	PropCo As-Is Appraised Value per Room	Quotient of (i) PropCo As-Is Appraised Value ($) and (ii) Rooms.
110	WholeCo Appraised Value (Fee Simple) per Room	Quotient of (i) WholeCo Appraised Value (Fee Simple) ($) and (ii) Rooms.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24